Employee deferred compensation	12 Months Ended
Dec. 31, 2023
Employee deferred compensation
28 Employee deferred compensation
Following the acquisition of Credit Suisse Group AG by UBS Group AG on June 12, 2023, the deferred share-based obligation was converted into UBS deferred share awards at the ratio of one UBS share to 22.48 for each Credit Suisse deferred share award. The Bank’s terms and conditions for existing awards granted prior to the merger were reviewed and aligned to UBS performance conditions. The compensation expense recognized for share-based awards continues to be at the original grant date fair value, in accordance with US GAAP accounting guidance.
Prior to the acquisition on April 5, 2023, the Swiss Federal Council instructed the Swiss Federal Department of Finance to cancel or reduce the outstanding variable remuneration for the top three levels of management at Credit Suisse. In accordance with US GAAP accounting guidance, the cancellation of deferred compensation of this nature required an acceleration of deferred compensation expense in 2023 for the outstanding share-based portion of the compensation awards, with a corresponding credit to shareholders’ equity, and for the smaller impact from the cancellation of cash-based awards, a credit to the income statement for previously accrued expenses. The net impact of these cancellations and reductions of variable remuneration on Credit Suisse’s compensation expenses in 2023 was CHF 90 million. Furthermore, all outstanding Contingent Capital Awards (CCA) were cancelled in 2023 as instructed by FINMA, resulting in a credit of CHF 0.4 billion recognized in deferred compensation.
Granting of deferred compensation to employees is determined by the nature of the business, role, location, performance of the employee and regulatory obligations. Unless there is a contractual or regulatory obligation, granting deferred compensation is solely at the discretion of the Compensation Committee and senior management. Replacement awards granted as part of a contractual obligation are typically used to compensate newly hired senior employees for forfeited awards from previous employers upon joining the Bank. It is the Bank’s policy not to make multi-year guarantees. The Bank fully covered its share delivery obligations through market purchases in 2023, 2022 and 2021.
Compensation expense recognized in the consolidated statement of operations for share-based and other awards that were granted as deferred compensation is recognized in accordance with the specific terms and conditions of each respective award and is primarily recognized over the future requisite service and vesting period, which is determined by the plan, retirement eligibility of employees and certain other terms. All deferred compensation plans are subject to restrictive covenants, which generally include non-compete and non-solicit provisions. Compensation expense for share-based and other awards that were granted as deferred compensation also includes the current estimated outcome of applicable performance criteria, estimated future forfeitures and mark-to-market adjustments for certain cash awards that are still outstanding. In 2023, deferred compensation was awarded to employees with total compensation for the performance year 2022 greater than or equal to CHF/USD 250,000 or the local currency equivalent or higher. With the alignment of compensation to UBS’s compensation policies, the mandatory deferral approach applies to all employees with regulatory-driven deferral requirements or total compensation for the performance year 2023 greater than CHF/USD 300,000. Certain regulated employees, such as senior management functions (SMFs) and material risk takers (MRTs), are subject to additional requirements (e.g., more stringent deferral requirements and additional blocking periods). In addition, SMFs and MRTs receive 50% of their cash portion in the form of immediately vested shares, which are blocked for 12 months after grant.
Deferred compensation expense
The following tables show the compensation expense for deferred compensation awards granted in 2023 and prior years that was recognized in the consolidated statements of operations during 2023, 2022 and 2021, the total shares delivered, the estimated unrecognized compensation expense for deferred compensation awards granted in 2023 and prior years outstanding as of December 31, 2023, and the remaining requisite service period over which the estimated unrecognized compensation expense will be recognized. Not included in the table is an expense of CHF 123 million for awards relating to performance year 2023 for employees who have met certain age and length-of-service criteria. Service is presumed to have been received, and compensation expense is recognized over the performance year.
Deferred compensation expense
in	2023		2022		2021
Deferred compensation expense (CHF million)
Share awards	275		293		466
Performance share awards	6	[1]	1	[1]	281
Strategic Delivery Plan	80		235		–
Contingent Capital Awards	(299)	[2]	(4)		194
Transformation Awards	65		–		–
Cash awards	659		623		370
Retention awards	368		170		123
Total deferred compensation expense	1,154		1,318		1,434
Total shares delivered (million)
Total shares delivered	15.8		56.7		55.7
1 Included downward adjustment applied to outstanding performance share awards.
2 CCA cancelled in 2023, resulting in a credit of CHF 0.4 billion.
The estimated unrecognized compensation expense was based on the fair value of each award on the grant date and included the current estimated outcome of relevant performance criteria and estimated future forfeitures but no estimate for future mark-to-market adjustments.
Estimated unrecognized deferred compensation
end of	2023
Estimated unrecognized compensation expense (CHF million)
Share awards	100
Performance share awards	4
Strategic Delivery Plan	23
Transformation Awards	45
Cash awards	215
Retention awards	125
Total	512
Aggregate remaining weighted-average requisite service period (years)
Aggregate remaining weighted-average requisite service period	1.3
Share awards
Each share award granted entitles the holder of the award to receive one UBS Group AG share, subject to service conditions. Existing share awards granted prior to the merger typically vest over three years with one third of the share awards vesting on each of the three anniversaries of the grant date (ratable vesting), with the exception of awards granted to certain individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime, where a longer vesting period applies. Share awards are expensed over the service period of the awards. The value of the share awards is solely dependent on the UBS Group AG share price at the time of delivery.
The Bank’s share awards include other awards, such as blocked shares and special awards, which may be granted to new employees. Other share awards entitle the holder to receive one UBS Group AG share and are generally subject to continued employment with the Bank, contain restrictive covenants and cancellation provisions and generally vest between zero and five years.
In order to comply with the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime and other applicable remuneration regulations, employees who hold key roles in respect of certain Bank subsidiaries receive shares that are subject to transfer restrictions for 50% of the amount that would have been paid to them in cash. These shares are vested at the time of grant but remain blocked, that is, subject to transfer restrictions, for either six months or one year from the date of grant, depending on the location.
Share award activities
	2023				2022			2021
	Number of share awards in million		Weighted- average grant-date fair value in CHF		Number of share awards in million		Weighted- average grant-date fair value in CHF	Number of share awards in million	Weighted- average grant-date fair value in CHF
Share awards
Balance at beginning of period	139.8		8.59		135.3		11.22	115.2	11.82
Granted pre-acquisition	93.4	[1]	1.92	[1]	76.1	[2]	6.21	85.7	11.19
Settled pre-acquisition	(9.3)		8.05		(57.8)		11.26	(50.1)	12.44
Forfeited pre-acquisition	(19.6)		7.46		(13.8)		10.13	(15.5)	11.52
Balance pre-acquisition	204.3		5.67		139.8		8.59	135.3	11.22
Conversion impact: 22.48 CS shares to one UBS share	195.2
Balance post-acquisition	9.1
Granted post-acquisition	10.9
Settled post-acquisition	(1.9)
Forfeited post-acquisition	(2.5)
Balance at end of period	15.6
of which vested	2.1		–		24.1		–	11.8	–
of which unvested	13.5		–		115.7		–	123.5	–
1 Included cancellation of awards as instructed by the Swiss Federal Department of Finance.
2
Included an adjustment for share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Credit Suisse Group AG shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional shares granted.

Performance share awards
Performance share awards are no longer used as a form of deferred compensation. Prior to 2023, managing directors and all MRTs and controllers (employees whose activities are considered to have a potentially material impact on the Bank’s risk profile) were awarded a portion of their deferred variable compensation in the form of performance share awards. Performance share awards are similar to share awards, except that the full balance of outstanding performance share awards is subject to performance-based malus provisions.
The conditions for the outstanding performance share awards granted for prior years are subject to a downward adjustment in the event that UBS Group AG has a negative reported return on common equity tier 1 capital (RoCET1).
Performance share award activities
	2023				2022				2021
	Number of performance share awards in million		Weighted- average grant-date fair value in CHF		Number of performance share awards in million		Weighted- average grant-date fair value in CHF		Number of performance share awards in million	Weighted- average grant-date fair value in CHF
Performance share awards
Balance at beginning of period	42.1		9.93		73.8		11.67		88.0	11.67
Granted pre-acquisition	(5.9)	[1]	8.45	[1]	2.9	[2,3]	(14.47)	[3]	27.4	12.71
Settled pre-acquisition	(4.2)		10.67		(29.7)		11.70		(33.2)	12.50
Forfeited pre-acquisition	(2.8)		10.18		(4.9)		11.00		(8.4)	11.78
Balance pre-acquisition	29.2		10.11		42.1		9.93		73.8	11.67
Conversion impact: 22.48 CS shares to one UBS share	27.9
Balance post-acquisition	1.3
Settled post-acquisition	(0.4)
Forfeited post-acquisition	(0.2)
Balance at end of period	0.7
of which vested	0.3		–		13.5		–		10.4	–
of which unvested	0.4		–		28.6		–		63.4	–
1 Included cancellation of awards as instructed by the Swiss Federal Department of Finance.
2
Included an adjustment for performance share awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Credit Suisse Group AG shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional performance shares granted.

3 Included downward adjustment applied to outstanding performance share awards.
Strategic Delivery Plan
The Strategic Delivery Plan (SDP) was a one-time share-based award that was granted in February 2022 to certain managing directors and directors. SDP awards are subject to service conditions and performance-based metrics over the course of 2022-2024. SDP awards are scheduled to vest on the third anniversary of the grant date, with the exception of awards granted to certain individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime, where a longer vesting period applies. Prior to settlement, the principal amount of the SDP awards will be written down to zero and forfeited if UBS Group’s reported CET1 ratio is less than 7% on December 31, 2023 or December 31, 2024.
Strategic Delivery Plan activities
	2023				2022
	Number of Strategic Delivery Plan awards in million		Weighted- average grant-date fair value in CHF		Number of Strategic Delivery Plan awards in million		Weighted- average grant-date fair value in CHF
Strategic Delivery Plan
Balance at beginning of period	58.8		8.10		–		–
Granted pre-acquisition	(6.2)	[1]	8.09	[1]	62.6	[2]	8.12
Settled pre-acquisition	0.0		8.20		0.0		0.00
Forfeited pre-acquisition	(4.6)		8.13		(3.8)		8.42
Balance pre-acquisition	48.0		8.09		58.8		8.10
Conversion impact: 22.48 CS shares to one UBS share	45.9
Balance post-acquisition	2.1
Forfeited post-acquisition	(0.3)
Balance at end of period	1.8
of which vested	0.6		–		6.8		–
of which unvested	1.2		–		52.0		–
1 Included cancellation of awards as instructed by the Swiss Federal Department of Finance.
2
Included an adjustment for Strategic Delivery Plan awards granted in the fourth quarter of 2022 to compensate for the proportionate dilution of Credit Suisse Group AG shares resulting from the rights offering approved on November 28, 2022. The number of deferred share-based awards held by each individual was increased by 5.64%. The terms and conditions of the adjusted shares were the same as the existing share-based awards, thereby ensuring that holders of the awards were neither advantaged nor disadvantaged by the additional Strategic Delivery Plan shares granted.

Transformation Awards
In 2023, the Bank granted Transformation Awards, with a total award value of CHF 259 million, to employees identified as being critical to the delivery of the Bank’s transformation strategy announced in October 2022. The Transformation Award was granted to select employees in the form of both a deferred cash award and a deferred share award subject to performance conditions. These awards were not granted to members of the Executive Board. Transformation Awards are expensed over the service period of the award.
Transformation cash awards vest over two years with one half of the cash awards vesting on each of the first and second anniversaries of the grant date (ratable vesting), with the exception of awards granted to certain individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime, where a longer vesting period applies.
Transformation share awards vest on the third anniversary of grant and are subject to a share price condition and performance conditions, with the exception of awards granted to certain individuals classified as MRTs, risk manager MRTs or senior managers or equivalents under the requirements of EU Capital Requirements Directive V and UK Investment Firms Prudential Regime, where a longer vesting period applies. The share price condition and performance conditions were revised. No payment will be made unless the UBS Group AG share price is at CHF 85.87 or higher on December 31, 2025. If the share price condition is achieved, the amount payable is based on the underlying UBS Group RoCET1 for calendar year 2025, with 100% of the transformation share award due if an underlying UBS Group RoCET1 of 8% or higher is achieved.
Transformation Awards activities
	2023
	Number of Transformation awards in million		Weighted- average grant-date fair value in CHF
Transformation Awards
Balance at beginning of period	–		–
Granted pre-acquisition	30.3	[1]	1.91	[1]
Forfeited pre-acquisition	0.2		1.91
Balance pre-acquisition	30.5		1.91
Conversion impact: 22.48 CS shares to one UBS share	29.1
Balance post-acquisition	1.4
Forfeited post-acquisition	(0.3)
Balance at end of period	1.1
of which vested	0.2		–
of which unvested	0.9		–
1 Included cancellation of awards as instructed by the Swiss Federal Department of Finance.
Contingent Capital Awards
Contingent Capital Awards (CCA), as referenced to capital instruments issued by Credit Suisse, are no longer used as a form of deferred compensation. All outstanding CCA were canceled in 2023, resulting in a credit of CHF 0.4 billion recognized in deferred compensation.
Cash awards
Cash awards include certain special awards as well as voluntary deferred compensation plans and employee investment plans. For certain special awards, compensation expense was primarily driven by their vesting schedule; for other cash awards, compensation expense was driven by mark-to-market and performance adjustments, as the majority of the awards are fully vested.
Deferred fixed cash awards
The Bank granted deferred fixed cash compensation of CHF 151 million, CHF 294 million and CHF 259 million in 2023, 2022 and 2021, respectively. This compensation has been expensed over a three-year vesting period from the grant date. Amortization of this compensation in 2023 totaled CHF 167 million, of which CHF 109 million was related to awards granted in 2023.
Upfront cash awards
The Bank granted upfront cash awards (UCA) of CHF 321 million, CHF 797 million and CHF 59 million in 2023, 2022 and 2021, respectively. These awards are subject to repayment (clawback) by the employee in the event of voluntary resignation, termination for cause or in connection with other specified events or conditions within three years of the award grant. The amount subject to repayment is reduced in equal monthly installments during the three-year period following the grant date. The expense recognition will occur over the three-year vesting period, subject to service conditions. Amortization of this compensation in 2023 totaled CHF 272 million, of which CHF 105 million was related to awards granted in 2023.
Retention awards
The Bank granted deferred cash and share retention awards of CHF 447 million, CHF 355 million and CHF 395 million in 2023, 2022 and 2021, respectively. These awards are expensed over the applicable vesting period from the grant date. Amortization of these awards in 2023 totaled CHF 368 million, of which CHF 279 million was related to awards granted in 2023.
Awards granted for the compensation year 2023
Following the acquisition of Credit Suisse Group AG by UBS Group AG on June 12, awards granted for the compensation year 2023 were aligned to UBS plans. UBS Group has several share-based and other deferred compensation plans that align the interests of senior management and other employees with the interests of investors. Share-based awards are granted in the form of notional shares and, where permitted, carry a dividend equivalent that may be paid in notional shares or cash. Awards are settled by delivering UBS shares at vesting, except in jurisdictions where this is not permitted for legal or tax reasons. Deferred compensation awards are generally forfeitable upon, among other circumstances, voluntary termination of employment with UBS. These compensation plans are also designed to meet regulatory requirements and include special provisions for regulated employees. The most significant deferred compensation plans are described below.
Mandatory deferred compensation plans
Long-Term Incentive Plan
The Long-Term Incentive Plan (LTIP) is a mandatory deferred share-based compensation plan for the senior leaders of the UBS Group. The number of notional shares delivered at vesting depends on two equally weighted performance metrics over a three-year performance period: return on common equity tier 1 (CET1) capital and relative total shareholder return, which compares the total shareholder return (TSR) of UBS with the TSR of an index consisting of listed Global Systemically Important Banks as determined by the Financial Stability Board (excluding UBS). The final number of shares vest in the year following the performance period.
Equity Ownership Plan / Fund Ownership Plan
The Equity Ownership Plan (EOP) is the deferred share-based compensation plan for employees that are subject to deferral requirements. EOP awards generally vest over three years. Certain Asset Management employees receive some or all of their EOP in the form of notional funds (Fund Ownership Plan or FOP). This plan is generally delivered in cash and vests over three years. The amount delivered depends on the value of the underlying investment funds at the time of vesting.
Deferred Contingent Capital Plan
The Deferred Contingent Capital Plan (DCCP) is a deferred compensation plan for all employees who are subject to deferral requirements. Such employees are awarded notional additional tier 1 (AT1) capital instruments, which, at the discretion of UBS, can be settled in cash or a perpetual, marketable AT1 capital instrument. DCCP awards generally bear notional interest paid annually (except for certain regulated employees) and vest in full after five years. Awards are forfeited if a viability event occurs (i.e., if FINMA notifies the firm that the DCCP awards must be written down to mitigate the risk of insolvency, bankruptcy or failure of UBS) or if the firm receives a commitment of extraordinary support from the public sector that is necessary to prevent such an event. DCCP awards are also written down if the UBS Group’s CET1 capital ratio falls below a defined threshold.